Commitments and Contingencies - Additional Information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2023 USD ($) $ / shares	Jan. 31, 2022 USD ($)	Jan. 31, 2023 USD ($) $ / shares	Jan. 31, 2022 USD ($)	Apr. 30, 2022 USD ($) $ / shares	Apr. 30, 2021 USD ($) $ / shares	Apr. 30, 2013 USD ($) $ / shares	Jun. 03, 2022 $ / shares
Loss Contingencies [Line Items]
Lessee, operating lease, option to extend			On September 27, 2022, the Company entered into the First Amendment to Lease (the “Lease Amendment”), which amended the Lease Agreement to document the exercise of its option to extend the term of the lease for an additional 64 months, commencing February 1, 2023, and expiring on May 31, 2028 (the “Extension Term”). Pursuant to the amendment, the Company will pay initial monthly payments of $13,129, beginning February 2023, subject to 3% annual increases. The Company will receive a four-month rent concession at the start of the lease extension period on February 1, 2023. The lease also provides for allowances for tenant improvements which may be credited to rent within the first twelve-months of the Extension Term. As a result of this amendment, the Company recognized an additional right-of-use asset and corresponding lease liability of $549,227. The right-of-use asset and liability recognized equals the present value of the remaining payments due under the amended lease.
Operating lease percentage of annual increase			3.00%
Operating lease commencing date			Feb. 01, 2023
Operating lease expiring date			May 31, 2028
Operating lease option to extend additional lease term			64 months
Initial monthly payments			$ 13,129
Additional operating lease liabilities	$ 549,227		549,227
Rent expense	$ 45,099	$ 49,422	$ 130,663	$ 139,151	$ 179,364	$ 173,405
Operating lease incremental borrowing rate	12.00%		12.00%		12.00%
Common stock, par value | $ / shares	$ 0.001		$ 0.001		$ 0.001	$ 0.001		$ 0.001
Notes payable	$ 1,130,000		$ 1,130,000		$ 6,071,807	$ 2,880,200
Selling, general, and administrative expenses	$ 667,235	$ 403,158	$ 2,590,227	$ 1,089,301	1,714,350	874,620
Royalty Agreements
Loss Contingencies [Line Items]
Royalty not paid balance amount							$ 3,500,000
Royalties total amount							$ 3,500,000
Common stock, par value | $ / shares							$ 68.75
Receipt of bona fide offer valuing common stock							$ 68.75
Aggregate payment of royalties							3,000,000
Minimum payments					$ 20,000	$ 20,000
Percentage of annual increase in long term purchase commitment					3.00%	3.00%
Selling, general, and administrative expenses					$ 500	$ 1,500
Royalty Agreements | Maximum
Loss Contingencies [Line Items]
Sales rate of product					50
Royalty Agreements | Minimum
Loss Contingencies [Line Items]
Sales rate of product					35
Royalty Agreements | Secured Convertible Promissory Notes
Loss Contingencies [Line Items]
Notes payable							1,500,000
Royalty Agreements | Loan and Security Agreement
Loss Contingencies [Line Items]
Notes payable							1,000,000
Royalty Agreements | MyoVista Devices
Loss Contingencies [Line Items]
Royalty payment upon paid for each device amount							200
Royalty Agreements | 2,400 MyoVista Devices
Loss Contingencies [Line Items]
Royalty payment upon paid for each device amount							$ 500